Leases - Future minimum lease payments (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
2022 (remaining six months)	$ 266
2023	227	$ 932
Total minimum lease payments	$ 493	$ 1,159